Annual Total Returns (Bar Chart) (Invesco Balanced-Risk Retirement 2020 Fund, Class Institutional, Invesco Balanced-Risk Retirement 2020 Fund)	12 Months Ended
May 02, 2011
Invesco Balanced-Risk Retirement 2020 Fund | Class Institutional, Invesco Balanced-Risk Retirement 2020 Fund
Annual Total Returns
'08	(27.41%)
'09	22.79%
'10	13.47%